Derivative financial instruments (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about hedges [abstract]
Disclosure of Fair Value Measurement of Derivative Assets and Liabilities
The fair values of the derivatives as of March 31, 2021 and 2022 are as follows:

	Yen in millions
	March 31,
	2021	2022
Derivative assets
Derivative financial instruments not designated as hedging instruments:
Interest rate and currency swap
Current assets
- Other financial assets	37,852	69,625
Non-current assets
- Other financial assets	236,023	333,683

Total	273,876	403,309

Foreign exchange forward and option contracts
Current assets
- Other financial assets	8,488	15,865
Non-current assets
- Other financial assets	—	—

Total	8,488	15,865

Total derivative assets	282,364	419,173

	Yen in millions
	March 31,
	2021	2022
Derivative financial liabilities
Derivative financial instruments not designated as hedging instruments:
Interest rate and currency swap
Current liabilities
- Other financial liabilities	(89,681)	(87,926)
Non-current liabilities
- Other financial liabilities	(226,434)	(326,177)

Total	(316,115)	(414,102)

Foreign exchange forward and option contracts
Current liabilities
- Other financial liabilities	(109,865)	(83,096)
Non-current liabilities
- Other financial liabilities	—	—

Total	(109,865)	(83,096)

Total derivative liabilities	(425,980)	(497,198)

Disclosure of Derivatives Notional Amount
The amount of underlying notional of derivatives as of March 31, 2021 and 2022 are as follows:

	Yen in millions
	March 31,
	2021	2022
Derivative financial instruments not designated as hedging instruments:
Interest rate and currency swap	21,453,268	21,510,803
Foreign exchange forward and option contracts	4,884,400	2,976,488

Total	26,337,668	24,487,291